Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Remuneration Explanatory
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.

Remuneration expenses	2019	2018	2017
Supervisory Board	1.0	1.0	1.1
Executive Board	5.8	6.3	5.3
Key Management	26.4	21.5	19.4
In fixed compensation	14.5	9.4	8.5
In cash based variable compensation	3.6	3.6	3.1
In share based variable compensation	3.2	3.3	3.1
In pension contributions	3.9	4.3	3.7
In other benefits	1.2	0.9	0.9

Common shares held by Supervisory Board members
Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2019	2018

Robert W. Dineen (up to October 11, 2019)	-	10,000
Ben J. Noteboom	23,500	23,500
Ben van der Veer	1,450	1,450
Dona D. Young	13,260	13,260
Total	38,210	48,210